CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net Income (loss)	$ 79,037,845	$ 82,594,360	$ 3,213,386
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,102,014	850,375	262,184
Amortization	31,077
Reduction in the carrying amount of operating lease right-of-use assets	829,069	926,678
Loss on disposal of property and equipment	5,306	84,579
Investment income	(21,407)	(54,824)	(13,994)
Impairment loss	705,428	0
Share-based compensation	26,690,970	43,939,447	60,805,483
Changes in operating assets and liabilities:
Prepayments and other current assets	(6,833,954)	(6,646,354)	(11,742,160)
Other assets	(2,612,479)
Amounts due to a related party	777,434
Accounts payable	989,946	2,818,546	849,297
Deferred revenue	10,986,282	11,611,376	7,348,953
Accrued expenses and other current liabilities	8,856,672	8,794,349	4,069,530
Operating lease liabilities	(996,099)	(677,592)
Net cash provided by operating activities	119,548,104	144,240,940	64,792,679
Investing activities:
Purchase of property and equipment	(1,571,070)	(1,488,753)	(1,029,654)
Purchase of intangible asset	(1,359,547)
Prepayments of purchase of property and equipment	(13,393,876)
Purchases of short-term investments	(29,566,642)	(20,972,246)	(3,661,847)
Proceeds from maturity of short-term investments	6,424,215	18,870,732	4,451,035
Purchase of term deposits	(20,000,000)
Proceeds from maturity of term deposits			2,722,941
Payments of long-term investments	(2,984,849)	(1,768,455)
Loans provided to a related party	(145,370)
Repayment of loans provided to a related party	141,086
Loans provided to a third party	(1,574,704)
Repayment of loan provided to a third party	1,464,408
Net cash provided by (used in) investing activities	(62,566,349)	(5,358,722)	2,482,475
Financing activities:
Proceeds from exercise of share options	1,965,894	1,085,380
Repurchase of shares	(1,594,889)	(25,419,808)
Proceeds from Initial Public Offering, net of underwriting commissions and discounts of US$9,632,500			135,117,436
Cash contribution from ordinary shareholders			7,339
Payments of initial public offering costs		(226,537)	(2,346,059)
Payments of dividends			(9,010,045)
Net cash provided by (used in) financing activities	371,005	(24,560,965)	123,768,671
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,581,525)	281,067	536,835
Net increase in cash and cash equivalents	55,771,235	114,602,320	191,580,660
Cash and cash equivalents at the beginning of the year	351,485,602	236,883,282	45,302,622
Cash and cash equivalents at the end of the year	407,256,837	351,485,602	236,883,282
Supplemental cash flow information:
Income taxes paid	2,350,510	1,758,448	849,773
Noncash investing and financing activities:
Accrual of issuance costs in accrued expenses and other current liabilities			$ 226,537
Operating lease right-of-use assets acquired in operating lease	$ 2,082,819	$ 2,159